Basis of Preparation	3 Months Ended
Jul. 31, 2012
Notes to the Financial Statements [Abstract]
Basis of Preparation [Text Block]

Note 1 — Basis of Preparation

            The accompanying unaudited interim financial statements of Authentic Teas Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in Authentic Teas, Inc. form 10-K filed with the SEC. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which substantially duplicate the disclosure contained in the audited financial statements for fiscal 2012 as reported in the Form 10-K have been omitted.